Total International Stock Market Index Portfolio Average Annual Total Returns - Portfolio [Member]		12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.95%	8.04%	7.41%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	7.25%	8.41%
Total International Stock Market Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		32.04%	7.88%	7.20%
Performance Inception Date	Sep. 07, 2017